Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income:
Loans, including fees	$ 297,283	$ 281,546	$ 263,027
Investment securities:
Taxable	88,008	100,095	87,198
Tax-exempt	11,319	11,767	12,877
Other interest income	144	191	115
Total interest income	396,754	393,599	363,217
Interest expense:
Savings and interest bearing demand deposits	3,593	3,597	3,762
Time deposits	11,233	12,033	15,444
Securities sold under repurchase agreements	23,777	24,616	29,171
Other borrowings	1,615	2,033	1,590
Junior subordinated deferrable interest debentures	4,099	4,264	4,665
Total interest expense	44,317	46,543	54,632
Net interest income	352,437	347,056	308,585
Provision for probable loan losses	24,405	14,423	22,968
Net interest income after provision for probable loan losses	328,032	332,633	285,617
Non-interest income:
Service charges on deposit accounts	78,825	88,586	97,087
Other service charges, commissions and fees
Banking	44,971	44,435	41,075
Non-banking	7,223	7,463	7,116
Investment securities transactions, net	(3,682)	1,283	9,601
Other investments, net	16,969	22,023	22,383
Other income	11,428	14,558	12,343
Total non-interest income	155,734	178,348	189,605
Non-interest expense:
Employee compensation and benefits	125,135	121,511	119,845
Occupancy	28,019	32,530	31,766
Depreciation of bank premises and equipment	25,009	24,013	26,017
Professional fees	12,278	10,925	13,146
Deposit insurance assessments	5,938	6,082	6,737
Net expense, other real estate owned	5,695	2,358	6,896
Amortization of identified intangible assets	644	2,389	4,633
Advertising	7,585	7,742	7,034
Early termination fee - securities sold under repurchase agreements	3,510	11,000	12,303
Impairment charges (Total other-than-temporary impairment charges, $1,325 less gain of $(371), $(366) less loss of $1,183, and $(431) less loss of $(1,805), included in other comprehensive income)	954	817	1,374
Other	62,157	61,676	62,881
Total non-interest expense	276,924	281,043	292,632
Income before income taxes	206,842	229,938	182,590
Provision for income taxes	70,116	76,787	56,239
Net income	136,726	153,151	126,351
Net income available to common shareholders	$ 136,726	$ 153,151	$ 126,351
Basic earnings per common share:
Weighted average number of shares outstanding (in shares)	66,411,193	66,872,500	67,195,180
Net income (in dollars per share)	$ 2.06	$ 2.29	$ 1.88
Fully diluted earnings per common share:
Weighted average number of shares outstanding (in shares)	66,636,353	67,056,456	67,314,859
Net income (in dollars per share)	$ 2.05	$ 2.28	$ 1.88